Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and balances with banks	R$ 146,614,670	R$ 151,053,972
Financial assets at fair value through profit or loss	371,883,348	387,598,377
Financial assets at fair value through other comprehensive income	156,292,584	212,849,606
Financial assets at amortized cost
- Loans and advances to financial institutions, net of provision for expected losses	196,233,298	205,102,659
- Loans and advances to customers, net of provision for expected losses	672,382,105	579,501,819
- Securities, net of provision for expected losses	266,991,967	175,207,077
- Other financial assets	81,195,242	56,958,860
Non-current assets held for sale	3,494,950	1,328,530
Investments in associates and joint ventures	11,029,012	9,616,840
Property and equipment	10,220,444	11,118,009
Intangible assets and goodwill	23,749,208	22,107,146
Current income and other tax assets	11,764,176	12,964,018
Deferred income tax assets	101,808,543	92,518,924
Other assets	15,824,815	9,597,412
Total assets	2,069,484,362	1,927,523,249
Liabilities at amortized cost
- Deposits from banks	361,818,310	323,422,783
- Deposits from customers	644,338,463	621,934,680
- Securities issued	257,977,344	244,966,258
- Subordinated debts	57,458,927	50,337,854
- Other financial liabilities	101,086,011	82,619,532
Financial liabilities at fair value through profit or loss	16,240,611	15,542,220
Other financial instruments with credit risk exposure
- Loan Commitments	2,447,791	2,274,316
- Financial guarantees	1,257,645	1,202,614
Insurance contract liabilities	378,792,820	344,792,222
Other provisions	20,033,774	22,337,844
Current income tax liabilities	2,043,616	1,546,656
Deferred income tax liabilities	1,664,666	1,607,527
Other liabilities	55,381,892	47,924,619
Total liabilities	1,900,541,870	1,760,509,125
Equity
Capital	87,100,000	87,100,000
Treasury shares	(568,728)
Capital reserves	35,973	35,973
Profit reserves	84,532,203	76,730,043
Additional paid-in capital	70,496	70,496
Accumulated other comprehensive income/(loss)	(250,645)	3,159,773
Retained (losses)	(2,509,646)	(765,320)
Equity attributable to shareholders of the parent	168,409,653	166,330,965
Non-controlling interests	532,839	683,159
Total equity	168,942,492	167,014,124
Total equity and liabilities	R$ 2,069,484,362	R$ 1,927,523,249